Contract assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Contract assets and liabilities
	2022	2021
	US$’000	US$’000

Unbilled revenue	217	74
	2022	2021
	US$’000	US$’000

Deferred revenue	625	1,076
	December 31,
	2022	2021
	US$’000	US$’000

Contract assets	217	74
Contract liabilities	(625)	(1,076)
Net contract liabilities	(408)	(1,002)

Net (liability) / asset position for contracts in process
	2022	2021
	US$’000	US$’000

Costs incurred in contracts in process	682	169
Estimated earnings	68	59
Cost and estimated earnings on uncompleted contracts	750	228
Less: billings to date	(1,158)	(1,230)
	(408)	(1,002)
	2022	2021
	US$’000	US$’000

Unbilled revenue	217	74
Deferred revenue	(625)	(1,076)
	(408)	(1,002)

Disaggregated revenue from contracts
	Year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing (revenue recognized at point in time)	9,332	9,619	9,476
Engineering (revenue recognized over time)	5,617	11,769	3,881
	14,949	21,388	13,357

ZHEJIANG TIANLAN
Contract assets and liabilities
	2022	2021
	RMB’000	RMB’000

Unbilled revenue	76,992	72,310
	2022	2021
	RMB’000	RMB’000

Deferred revenue	34,503	37,481
	2022	2021
	RMB’000	RMB’000

Contract assets	76,992	72,310
Contract liabilities	(34,503)	(37,481)

Net contract assets	42,489	34,829

Net (liability) / asset position for contracts in process
	2022	2021
	RMB’000	RMB’000

Costs and estimated earnings on uncompleted contracts	688,184	503,434
Less: billings to date	(645,695)	(468,605)

	42,489	34,829
	2022	2021
	RMB’000	RMB’000

Gross contract assets	89,440	81,198
Less: allowance for doubtful accounts	(12,448)	(8,888)

	76,992	72,310